Basic and Diluted Net (Loss) Income per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net income	$ 3,423	$ 1,476
- allocated to ordinary share - basic	3,420	1,475
Allocated to nonvested restricted share - basic	$ 3	$ 1
Weighted average number of ordinary shares outstanding	135,805,355	134,754,567
Weighted average number of nonvested restricted share	125,000	9,589
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,187,201	732,482
Weighted average ordinary shares outstanding used in computing diluted net income per share	137,117,556	135,496,638
Basic net income per share	$ 0.03	$ 0.01
Basic net income per nonvested restricted share	$ 0.03	$ 0.01
Diluted net income per share	$ 0.02	$ 0.01